Fees Summary	Apr. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 275,000
Previously Paid Amount	0.00
Total Fee Amount	42.10
Total Offset Amount	0.00
Net Fee	42.10
Narrative - Max Aggregate Offering Price	$ 275,000
Final Prospectus	true